1
The Gabelli Global Financial Services Fund
Schedule of Investments — December 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 94.9%
Automobiles  — 5.5%
24,199 Daimler Truck Holding AG ......................... $ 923,702
7,000 Mercedes-Benz Group AG ......................... 390,101
6,485 Toyota Motor Corp., ADR .......................... 1,262,046
2,575,849
Banks  — 25.9%
82,500 Banco Bilbao Vizcaya Argentaria SA .......... 807,745
82,000 Commerzbank AG .................................... 1,335,677
1,042,500 Dah Sing Banking Group Ltd. .................... 1,100,668
352,900 Dah Sing Financial Holdings Ltd. ............... 1,276,804
976 First Citizens BancShares Inc., Cl. A .......... 2,062,307
29,996 Flushing Financial Corp. ............................ 428,343
42,000 Ichiyoshi Securities Co. Ltd. ..................... 256,786
36,500 ING Groep NV .......................................... 572,043
44,900 Japan Post Bank Co. Ltd. .......................... 426,471
15,250 Shinhan Financial Group Co. Ltd., ADR ..... 501,420
18,218 Southern First Bancshares Inc.† ............... 724,165
10,050 Texas Capital Bancshares Inc.† ................. 785,910
41,405 TrustCo Bank Corp. NY ............................. 1,379,201
6,700 Webster Financial Corp. ............................ 369,974
12,027,514
Consumer Finance  — 5.5%
19,680 Ally Financial Inc. ..................................... 708,677
10,310 Capital One Financial Corp. ....................... 1,838,479
2,547,156
Diversified Banks  — 13.4%
118,000 Barclays plc .............................................. 396,122
15,050 Citigroup Inc. ........................................... 1,059,369
50,170 Credit Agricole SA .................................... 690,663
17,668 Hana Financial Group Inc. ......................... 681,685
169,785 NatWest Group plc ................................... 854,679
11,360 Societe Generale SA ................................. 319,599
111,200 Standard Chartered plc ............................. 1,376,243
20,700 UniCredit SpA .......................................... 826,057
6,204,417
Energy and Utilities  — 2.2%
41,522 Vitesse Energy Inc. ................................... 1,038,050
Homebuilders  — 4.4%
3,400 Cavco Industries Inc.† .............................. 1,517,182
20,413 Legacy Housing Corp.† ............................ 503,793
2,020,975
Institutional Banking  — 2.6%
16,350 Moelis & Co., Cl. A ................................... 1,207,938
Institutional Brokerage  — 5.6%
118,500 Daiwa Securities Group Inc. ...................... 789,272
23,310 Jefferies Financial Group Inc. .................... 1,827,504
2,616,776
Shares
Market
Value
Institutional Trust, Fiduciary, and Custody  — 6.8%
14,180 State Street Corp. ..................................... $ 1,391,767
23,300 The Bank of New York Mellon Corp. .......... 1,790,139
3,181,906
Insurance  — 11.4%
145,618 Aegon Ltd. ............................................... 862,796
1,527 E-L Financial Corp. Ltd. ............................ 1,407,544
28,070 First American Financial Corp. ................... 1,752,691
79,904 HG Holdings Inc.† .................................... 389,132
20,755 NN Group NV ........................................... 904,466
5,316,629
Investment Management  — 8.7%
6,836 Diamond Hill Investment Group Inc. .......... 1,060,264
17,950 Janus Henderson Group plc ...................... 763,413
366,500 The Westaim Corp.† ................................. 1,318,171
61,463 Westwood Holdings Group Inc. ................. 891,828
4,033,676
Reinsurance  — 2.9%
15,050 Axis Capital Holdings Ltd. ......................... 1,333,731
TOTAL COMMON STOCKS .................. 44,104,617
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 5.1%
$ 2,375,000 U.S. Treasury Bills,
4.264% to 4.583%††,
01/02/25 to 03/27/25 ............................ 2,360,260
TOTAL INVESTMENTS — 100.0%
(Cost $29,900,126) ............................... $ 46,464,877
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt